Note 9 - Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2019
Notes Tables
Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
Nonvested shares	Shares	Weighted- average grant date fair value
Balance at October 31, 2018	1,027,702	$3.13
Granted	30,360	4.69
Vested	(912,841)	3.18
Forfeited	(4,745)	2.54
Balance at October 31, 2019	140,476	$3.04